Income taxes (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense	Income taxes recognized during the six months ended June 30, 2021 and June 30, 2020, comprise:

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
	(in thousands)		(in thousands)
Provision for income taxes (excluding restructuring)	$14,133	$8,671	$30,281	$21,261
Tax impact of restructuring	—	(2,261)	—	(2,261)
Provision for income taxes	$14,133	$6,410	$30,281	$19,000